Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters

17. Regulatory Matters

The Company is subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial condition and results of operations. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about component risk weightings and other factors.

Federal and state regulatory agencies generally require the Company and the Bank to maintain minimum Tier 1 and total capital to risk-weighted assets of 4.0% and 8.0%, respectively, and Tier 1 capital to average quarterly assets (Tier 1 leverage ratio) of at least 3.0%. Tier 1 capital generally consists of common equity, retained earnings, certain types of preferred stock, qualifying minority interest and trust preferred securities, subject to limitations, and excludes goodwill and various intangible assets. Total capital includes Tier 1 capital, any amounts of trust preferred securities excluded from Tier 1 capital, and the lesser of the ALLL or 1.25% of risk-weighted assets. At December 31, 2012 and 2011 the Company’s and the Bank’s Tier 1 and total capital ratios and their Tier 1 leverage ratios exceeded minimum requirements.

The actual and required regulatory capital amounts and ratios of the Company and the Bank at December 31, 2012 and 2011 are as follows:

			Required
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2012:
Total capital (to risk-weighted assets):
Company	$585,874	19.36%	$242,120	8.00%	$302,650	10.00%
Bank	573,926	18.95	242,263	8.00	302,829	10.00
Tier 1 capital (to risk-weighted assets):
Company	548,054	18.11	121,060	4.00	181,590	6.00
Bank	536,084	17.70	121,132	4.00	181,697	6.00
Tier 1 leverage (to average assets):
Company	548,054	14.40	114,199	3.00	190,332	5.00
Bank	536,084	14.13	113,812	3.00	189,687	5.00

December 31, 2011:
Total capital (to risk-weighted assets):
Company	$499,055	18.93%	$210,950	8.00%	$263,688	10.00%
Bank	478,690	18.23	210,068	8.00	262,585	10.00
Tier 1 capital (to risk-weighted assets):
Company	466,017	17.67	105,475	4.00	158,213	6.00
Bank	445,789	16.98	105,034	4.00	157,551	6.00
Tier 1 leverage (to average assets):
Company	466,017	12.06	115,934	3.00	193,223	5.00
Bank	445,789	11.58	115,508	3.00	192,514	5.00

The regulatory capital ratios in the table above for the Company and the Bank at December 31, 2012 include the assets acquired, liabilities assumed, and capital issued in connection with the acquisition of Genala. However, pursuant to the instructions for bank holding company regulatory reports filed with the FRB and the instructions for bank regulatory reports filed with the FDIC, separate regulatory reports were required to be filed with the FRB for the Company (without the assets and liabilities of Genala) and for Genala at December 31, 2012. Separate regulatory reports were also required to be filed with the FDIC for the Bank (without the assets and liabilities of Genala’s wholly-owned bank subsidiary, The Citizens Bank) and for the The Citizens Bank at December 31, 2012. Beginning January 1, 2013 all regulatory reports filed by the Company and the Bank will include all assets, liabilities and activity of Genala and The Citizens Bank, with separate regulatory reports for Genala and The Citizens Bank no longer required.

As of December 31, 2012 and 2011, the most recent notification from the regulators categorized the Company and the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Company’s or the Bank’s category.

The state bank commissioner’s approval is required before the Bank can declare and pay any dividend of 75% or more of the net profits of the Bank after all taxes for the current year plus 75% of the retained net profits for the immediately preceding year. At December 31, 2012 and 2011, respectively, $40.4 million and $68.4 million were available for payment of dividends by the Bank without the approval of regulatory authorities.

Under FRB regulation, the Bank is also limited as to the amount it may loan to its affiliates, including the Company, and such loans must be collateralized by specific types of collateral. The maximum amount available for loan from the Bank to the Company is limited to 10% of the Bank’s capital and surplus or approximately $56 million and $47 million, respectively, at December 31, 2012 and 2011.

The Bank is required by bank regulatory agencies to maintain certain minimum balances of cash or deposits primarily with the FRB. At December 31, 2012 and 2011, these required balances aggregated $10.1 million and $11.6 million, respectively.